Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net profit (loss) for the year	$ 82,032	$ 44,186	$ (139,506)
Adjustments for:
Depreciation and amortization	313,413	269,546	230,732
Provisions for return conditions	811	28,354	73,203
Provisions for legal claims	14,490	11,116	13,386
Reversals in Impairment losses on inventories	(5,376)	(7,094)	(1,252)
Impairment losses on receivables	4,363	2,966	7,281
Share-based payment loss (income)	(1,002)	1,111	(1,121)
Loss (gains) on disposal of assets	(1,978)	10,256	8,670
Fair value adjustment of financial instruments	3,549	(4,290)	5,327
Interest income	(14,528)	(13,054)	(19,016)
Interest expense	183,332	172,630	169,407
Deferred tax	(15,050)	6,642	13,748
Current tax	35,159	27,448	17,280
Currency translation adjustment	20,163	23,939	177,529
Changes in:
Accounts receivable	(108,793)	(65,516)	(46,324)
Expendable spare parts and supplies	(9,272)	(6,499)	(1,902)
Prepaid expenses	(49,396)	(14,017)	10,357
Deposits and other assets	38,611	28,050	181
Accounts payable and accrued expenses	77,865	29,101	(39,355)
Air traffic liability	24,491	89,187	(23,879)
Provision for return conditions	(11,458)	(16,967)	(40,986)
Employee benefits	(15,011)	(8,929)	(11,996)
Income tax paid	(39,098)	(40,212)	(38,762)
Net cash provided by operating activities	527,317	567,954	363,002
Cash flows from investing activities:
Available-for-sale securities	85	170	7,043
Restricted cash	(505)	7,422	(10,815)
Interest received	12,492	8,606	9,009
Advance payments on aircraft purchase contracts	(119,049)	(78,523)	(220,920)
Acquisition of property and equipment	(215,305)	(210,772)	(156,655)
Redemption (Investment in) of investment in certificates of bank deposits	(15,540)	32,709	(32,087)
Acquisition of intangible assets	(30,619)	(21,660)	(16,856)
Proceeds from the adquisition of subsidiary	6
Proceeds from sale of property and equipment	161,910	143,362	90,625
Proceeds form sale of investments	484	296	165
Net cash used in investing activities	(206,041)	(118,390)	(330,491)
Cash flows from financing activities:
Proceeds from loans and borrowings	510,360	35,034	451,973
Repayments of loans and borrowings	(388,096)	(394,939)	(515,927)
Dividends paid	(25,671)	(5,723)	(70,838)
Increase in non-controlling interest	(130,002)	(26,100)
Interest paid	(162,144)	(158,741)	(148,518)
Sale of minority shareholding			301,389
Net cash (used in) provided by financing activities	(195,553)	(550,469)	18,079
Net (decrease) increase in cash and cash equivalents	125,723	(100,905)	50,590
Net foreign exchange difference	7,506	(2,723)	(212,100)
Cash and cash equivalents at beginning of year	375,753	479,381	640,891
Cash and cash equivalents at end of year	$ 508,982	$ 375,753	$ 479,381